Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Convertible Notes Payable
(6)	Convertible Notes Payable

As of December 31, 2013, $9,400,584 of the Bridge Notes were outstanding plus $2,506,615 of accrued interest. In January 2014, the Company issued an additional $175,000 of Bridge Notes in the aggregate. The Bridge Notes bore interest at 8% per annum, compounded quarterly and were due on demand. During the nine months ended September 30, 2014 and 2013, the Company recorded $192,229 and $636,339 of interest expense, respectively, for the Bridge Notes. Upon the closing of the Company’s IPO, $9,575,585 of Bridge Notes outstanding plus $2,698,842 of accrued interest were converted into 2,045,738 shares of common stock. After the IPO, there are no Bridge Notes outstanding.

The Bridge Notes, including accrued interest, were converted upon consummation of the IPO at seventy-five percent (75%) of the initial offering price per share. The Company determined that the Bridge Notes contained a contingent beneficial conversion feature, or BCF. The contingent BCF existed at the date of issuance of the Bridge Notes, which allowed the holders to purchase equity at a 25% discount to the offering price. In accordance with the accounting guidance on convertible instruments, the contingent BCF of $4,080,690 was recognized as additional interest expense when the Bridge Notes, including accrued interest, were converted into shares of common stock.

(6)	Convertible Notes Payable

In 2009, 2010, 2011, 2012 and 2013, the Company issued $2,000,000, $3,250,000, $2,000,000, $1,270,000 and $880,584, respectively, of convertible promissory notes (the Bridge Notes). The Bridge Notes bear interest at 8% per annum, compounded quarterly and are due on demand. The Bridge Notes and accrued interest may be converted at the election of the holder into shares of preferred stock to be issued by the Company in its next equity financing at seventy-five percent (75%) of the initial price per share of that offering.

As of December 31, 2013, $9,400,584 of the Bridge Notes were outstanding plus $2,506,614 of accrued interest. In addition, the Company amended the terms of the Bridge Notes to add an additional conversion feature that allows the holders to convert the Bridge Notes and accrued interest into shares of Series A redeemable preferred stock (Series A) at the lowest price per share paid for any shares of Series A (currently, $2.00 per share). In accordance with accounting guidance on certain convertible instruments, the Company determined that the Bridge Notes contained a contingent beneficial conversion feature (BCF). The contingent BCF existed at the date of issuance of the Bridge Notes since the Bridge Notes allow the holders to purchase equity at a 25% discount in the next round. In accordance with that accounting guidance, the contingent BCF of $3,969,066 is only recognized as additional interest expense if and when the Bridge Notes are converted into shares of the new series of preferred stock.